Shareholder's Equity and Dividend Restrictions - Dividend Restrictions (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	9 Months Ended		12 Months Ended							12 Months Ended								12 Months Ended							12 Months Ended
	Jun. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012 ING USA Annuity and Life Insurance Company (ING USA) Iowa		Dec. 31, 2011 ING USA Annuity and Life Insurance Company (ING USA) Iowa		Dec. 31, 2010 ING USA Annuity and Life Insurance Company (ING USA) Iowa		Sep. 30, 2013 ING USA Annuity and Life Insurance Company (ING USA) Iowa	Dec. 31, 2012 ING Life Insurance and Annuity Company (ILIAC) Connecticut		Dec. 31, 2011 ING Life Insurance and Annuity Company (ILIAC) Connecticut		Dec. 31, 2010 ING Life Insurance and Annuity Company (ILIAC) Connecticut		Sep. 30, 2013 ING Life Insurance and Annuity Company (ILIAC) Connecticut		Dec. 31, 2012 Security Life of Denver Insurance Company (SLD) Colorado		Dec. 31, 2011 Security Life of Denver Insurance Company (SLD) Colorado		Dec. 31, 2010 Security Life of Denver Insurance Company (SLD) Colorado		Sep. 30, 2013 Security Life of Denver Insurance Company (SLD) Colorado	Dec. 31, 2012 ReliaStar Life Insurance Company Minnesota		Dec. 31, 2011 ReliaStar Life Insurance Company Minnesota		Dec. 31, 2010 ReliaStar Life Insurance Company Minnesota		Sep. 30, 2013 ReliaStar Life Insurance Company Minnesota
Statutory Accounting Practices [Line Items]
Dividends Permitted without Approval				$ 0		$ 0				$ 0	$ 190.0	[1]	$ 0				$ 264.1	[2]	$ 0		$ 0				$ 0	$ 0		$ 0				$ 0
Dividends Paid	190.0	2.6	0	0	[3]	0	[3]	0	[3]		190.0	[4]	0	[4]	203.0	[4]			0	[5]	0	[5]	0	[5]		130.0	[6]	0	[6]	221.0	[6]
Return of Capital Distributions				$ 250.0	[3]	$ 0	[3]	$ 0	[3]		$ 150.0	[4]	$ 0	[4]	$ 0	[4]			$ 80.0	[5]	$ 200.0	[5]	$ 0	[5]		$ 0	[6]	$ 0	[6]	$ 0	[6]

[1]	$190.0 was paid as part of the June 26, 2012 distribution of $800.0.
[2]	$264.1 can be paid without approval after June 26, 2013, provided that on or before June 26, 2013, no further extraordinary distribution is approved by the Connecticut Insurance Department and paid by ILIAC to its parent.
[3]	Iowa Insurance Division approved ING USA's 2012 return of capital distribution.
[4]	Connecticut Insurance Department approved ILIAC's 2010 dividend and ILIAC's $340 million 2012 distribution, which included a $190 million dividend.
[5]	Colorado Insurance Division approved SLD's 2012 and 2011 return of capital distributions.
[6]	Minnesota Insurance Division approved RLI's 2012 and 2010 dividends.